BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Business Combinations

NOTE 24 – BUSINESS COMBINATIONS

24.1 Acquisition of Huddle Group

On October 11, 2013, the Company entered into a Stock Purchase Agreement to purchase 86.25% of the capital interests of Huddle Investment LLP, a company organized and existing under the laws of England ("Huddle UK"). Huddle UK owned, directly or indirectly, 100% of the capital stock and voting rights of the following subsidiaries: Huddle Group S.A., a corporation (sociedad anónima) organized and existing under the laws of the Republic of Argentina; Huddle Group S.A., a corporation (sociedad anónima) organized and existing under the laws of the Republic of Chile; and Huddle Group Corp., a corporation organized and existing under the laws of the State of Washington.

The aggregate purchase price under the Stock Purchase Agreement was 8,395. Such purchase price was payable to the Sellers in seven installments. Such payments were made as follows:

- On October 21, 2013 and November 4, 2013, the Company paid a total of 3,436 including interest.
- Second installment: On April 21, 2014, the Company paid a total of 2,156, including interests.

-	Third installment: Based on the gross revenue and gross profit achieved by the Huddle Group for the year 2013, the Company paid on April 22, 2014, 861.
- Fourth installment: On October 25, 2014, the Company paid 870, including interests.
- Fifth installment: On April 2, 2015, the Company paid 647, including interests.
- Sixth installment: On March 31, 2016, the Company paid 187, including interests.
- Seventh installment: On October 19, 2018, the Company paid 115, including interests.

The consideration transferred for Huddle Group acquisition was calculated as follows:

Purchase price	Amount
Down payment	3,019
Installment payment	5,117	(a)(b)
Total consideration	8,136

(a)	Net present value of future installment payments including interest.

(b)	The outstanding balance as of December 31, 2017 amounted to 110, classified as current. As of December 31, 2018, the consideration was fully settled.

Minority interest purchase agreement

On October 11, 2013, the Company entered into a Stock Purchase Agreement to purchase an additional 13.75% of the capital interests of Huddle UK, which was amended on October 23, 2014. The consideration for the purchase of the minority interest amounted to 650 and was payable in three installments. Such payments were made as follows:

- First installment: the amount of 100 was paid on October 23, 2014.
- Second installment: the amount of 225 was paid on February 28, 2015.
- Third installment: On January 22, 2016, the Company granted 11,213 treasury shares at a price of $27.2 per share to Mr. Spitz to cancel the remaining liability of 305. The Company withholds the remaining amount of 20 as an escrow.

As a consequence of this amendment, a call and put option were recalled and the Company increased its percentage of shares in Huddle UK to 100%. The carrying amount of the non-controlling interest was adjusted to reflect this transaction. The difference between the amount by which the non-controlling interest was adjusted, and the fair value of the consideration paid was recognized directly in equity and attributed to the owners of the parent.

24.2 Acquisition of Clarice Technologies

On May 14, 2015 ("closing date"), Globant España S.A. acquired Clarice Technologies PVT, Ltd ("Clarice"), a company organized and existing under the laws of India. Clarice is an innovative software product development services company that offers product engineering and user experience (UX) services and has operations in the United States and India. As of the closing date, the total headcount of Clarice was 337 employees distributed in India and United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Clarice.

On August 5, 2015 the Company changed the legal name of Clarice to Globant India Private Limited ("Globant India").

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,184.

On May 16, 2017, the Company signed an amendment to the SPA. Based on this amendment, purchase price may be subject to adjustments based on the future performance of Clarice and was payable to the sellers as follows:

1.
First Closing: As of the closing date, the sellers transferred 10,200 shares representing 76.13% of the shares to the Company for an aggregate consideration of 9,324 paid by the Company to the sellers on May 14, 2015.

2.
Staggered Acquisition: The remaining 23.87% of the shares shall be transferred to the Company and the remaining purchase price shall be paid to each of the Sellers in three tranches, in the following manner, provided that the remaining purchase price paid out to each of the sellers shall be the higher of the following:

2.1	Fair Market Value of such shares, calculated in accordance with the methodology prescribed by the Reserve Bank of India by an appointed chartered accountant; or

2.2	The consideration as detailed below:

2.2.1
The second share transfer tranche, comprising 1,249 shares representing 9.32% of the shares of Globant India was transferred by the sellers to the Company on July 15, 2016. Based on the targets achieved by Globant India for the period between May 15, 2015 and May 15, 2016, the Company paid on July 15, 2016, 4,208 and recognized as of December 31, 2016 a gain of 418 arisen on the remeasurement of the liability, included in "Other income, net".

2.2.2
The third Share transfer tranche, comprising 920 of the shares representing 6.87% of the shares of Globant India, was transferred by the sellers to the Company on March, 2018. Based on the targets achieved by Globant India for the period between January 1, 2017 and December 31, 2017, the Company paid on March 2018, 3,128.

2.2.3
The fourth share transfer tranche comprising the transfer of 550 shares representing 4.11% of the shares of Globant India was transferred by the sellers to the Company on March 14, 2019. Based on the targets achieved by Globant India for the period between January 1, 2018 and December 31, 2018, the Company paid on March 14, 2019, 3,135.

2.2.4
The fifth share transfer tranche comprising the transfer of 277 shares representing 2.07% of the shares of Globant India shall be transferred by the sellers to the Company no later than on January 31, 2020, in consideration for payment of the minimum share price for such shares, defined as 970.78 per share for this tranche, plus an amount of 1,316, subject to the achievement of certain targets by Globant India.

The Company has concluded that as in the same SPA all parties have agreed the transfer of the 100% of the shares of Clarice in different stages, the transaction should be considered as one, and therefore the Company has accounted the acquisition for the 100% of the shares of Clarice and the consideration involved is the sum of the amount paid at closing date and the installments payables in years 2016, 2017, 2018, 2019 and 2020.

The consideration transferred for Globant India acquisition was calculated as follows:

Purchase price	Amount
Down payment	9,324
Installment payment	2,483	(a)
Contingent consideration	8,377	(a)
Total consideration	20,184

(a)	As of December 31, 2018 and 2017 included 3,127 and 3,119 as Other financial liabilities current, and 1,527 and 4,497 as Other financial liabilities non-current, respectively.

On February 23, 2017, the Company signed an amendment of the SPA with one of the shareholders where they agreed on the acquisition of the shares held by the employee for an amount of 600 and the termination of the employment agreement.

As a consequence of the amendments to the SPA and remeasurement of the fair value of the contingent considerations, the Company recorded a loss of 1,173 and a gain of 418 as of December 31, 2017 and 2016, respectively.

Clarice sellers' subscription agreement

On May 14, 2015, the Company signed two agreements whereas agreed to issue to the subscribers, as detailed below, and the subscribers agree to subscribe from the Company the number of shares set forth below:

First agreement

First tranche

The first tranche for 38,984 common shares were subscribed by two employees and their spouses for a total amount of 800.

Second and third tranches

Regarding second tranche, on July 25, 2016, the Company issued 20,896 common shares for an amount of 800.

Regarding the third tranche, the Company will issue additional shares at a price equal to the volume weighted average trading price ("VWAP") (derived from the trading price of the shares as quoted in the NYSE) for the 60-trading period ending on the second trading day prior to the third tranche issue date. Such numbers of shares will be allocated among the subscribers in the proportion in which they were allocated in the First tranche. The number of the third Tranche shares to be issued to each of the subscribers shall be the lower of (i) 80% of the maximum amount of shares that such subscriber is eligible to purchase under applicable law and (ii) the quotient obtained by dividing 200 by the third tranche 60-day VWAP.

Total estimated amount is 400 for third tranche.

Second agreement

First tranche

The first tranche for 4,873 common shares was subscribed by one employee for a total amount of 100.

Second and third tranches

Regarding second tranche, on July 25, 2016, the Company issued 2,612 common shares for an amount of 100.

Based on the amendment to the SPA signed on February 23, 2017, third tranche was canceled and no shares were issued.

As of December 31, 2016, 23,508 shares were issued for a total amount of 900.

Both agreements are forward contracts to issue and sell a variable number of shares for a fixed amount of cash, thus according to IAS 32, the Company recorded a financial liability and a financial asset for the shares to be issued and the payment to be received, respectively, for an amount of 400 and 800 as of December 31, 2018 and 2017, respectively.

24.3 Acquisition of Dynaflows

On October 22, 2015, the Company acquired from Alfonso Amat, Wayra Argentina S.A., BDCINE S.R.L., Laura A. Muchnik, Facundo Bertranou, Mora Amat and Fabio Palioff (jointly "the Sellers) 9,014 shares, which represents 38.5% of the capital stock of Dynaflows S.A. Before this acquisition, the Company had 22.7% of the capital stock of Dynaflows and classified it as investment in associates. Through this transaction, the Company gained the control of Dynaflows S.A. As a consequence, the Company accounted for this acquisition in accordance with IFRS 3 as a business combination achieved in stages and as such, the Company remeasured its previously held equity interest in Dynaflows at its acquisition date fair value and recognize the resulting gain for an amount of 625 in Other income and expense, net.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to ARS 13,316 (1,402) and 414, payable in two installments, as following:

- The first installment amounted to ARS 13,316 (1,402) paid at the closing date.

- The second installment amounted to 414 paid on April 22, 2016.

On the same date, the Company made a capital contribution of 868 (ARS 8,250) to Dynaflows by issuing 9,190 shares.

After both agreements and considering the previous equity interest held by the Company of 22.7%, the Company held the 66.73% of participation in Dynaflows.

The consideration transferred for Dynaflows acquisition was calculated as follows:

Purchase price	Amount
Down payment	1,402
Installment payment	414
Total consideration	1,816	(a)

(a)	As of December 31, 2018 and 2017 the consideration was fully settled.

Minority interest purchase agreement

On October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with Alfonso Amat and Mora Amat (the "non-controlling shareholders") to agree on a put option over the 33.27% of the remaining interest of Dynaflows effective on the third or fifth anniversary from the date of acquisition, pursuant to which the non-controlling shareholders shall have the right (the "Put Option") to sell and the Company shall purchase all, but not less than all the shareholder's non-controlling interest. The aggregate purchase price to be paid by the Company upon exercise of the Put Option shall be equal to the price resulting from valuing the Company at the following:

In case the put option is exercised in the third anniversary, 50% of the total of: 1) eight (8) times EBITDA multiplied by 0.50 according to the Company's most recent audited annual financial statements at the time of the delivery of such exercise of the Put Option; plus 2) four (4) times Revenue multiplied by 0.50 according to the Company's most recent audited annual financial statements at the time of the delivery of such exercise of the Put Option.

In case the put option is exercised in the fifth anniversary, the total of: 1) eight (8) times EBITDA multiplied by 0.50 according to the Company's most recent audited annual financial statements at the time of the delivery of such exercise of the Put Option; plus 2) four (4) times Revenue multiplied by 0.50 according to the Company's most recent audited annual financial statements at the time of the delivery of such exercise of the Put Option.

The Company implemented the IFRIC Interpretation DI/2012/2 "Put Options Written on Non-controlling Interests" issued in May 2012 that requires a financial liability initially measured at the present value of the redemption amount in the parent's consolidated financial statements for written puts on non-controlling interest. Subsequently, the financial liability was measured in accordance with IAS 39 and IFRS 9.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September, 2018. Given that the exercise of the option occurred earlier than expected, a gain of 1,611 was recognized as of December 31, 2018 and disclosed as Other income, net.

As of December 31, 2017, the Company has recognized as non-current other financial liabilities the written put option for an amount of 2,797, equal to the present value of the amount that could be required to be paid to the counterparty discounted at an interest rate of 3.5%. Changes in the measurement of the gross obligation were recognized in profit or loss.

Pursuant to the shareholder's agreement, the Company also agreed on a call option over non-controlling interest effective after the fifth anniversary from the closing date till the sixth anniversary from the closing date pursuant to which the Company shall have the right to purchase and the non-controlling interest shareholders shall sell all but not less than all the shareholder's non-controlling interest then owned by the non-controlling shareholders. The Company calculated the fair value of call option on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the maturity, exercise price, spot, risk-free and standard deviation. See Note 4 for a description of the assumptions.

As of December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income, net.

The carrying amount of the non-controlling interest was adjusted to reflect this transaction. The difference between the amount by which the non-controlling interest was adjusted, and the fair value of the consideration paid was recognized directly in equity and attributed to the owners of the parent.

As of December 31, 2017, the Company has accounted for the call option at its fair value of 455 in a similar way to a call option over an entity's own equity shares and the initial fair value of the option was recognized in equity.

24.4 Acquisition of WAE

On May 23, 2016 (closing date), Globant España S.A. acquired 100% of shares of We Are London Limited (WAE UK), a company organized and existing under the laws of England and Wales and 100% of shares of We Are Experience, Inc. a corporation organized and existing under the Laws of the State of New York, United States (WAE US) (jointly WAE UK and WAE US are WAE). WAE is a service design consultancy, specialized in three distinct but complementary service offerings - Research, Strategy and Creative. Total headcount of WAE was 40 employees with operations in United States and United Kingdom. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of WAE.

The aggregate purchase price under the Stock Purchase Agreement (SPA) amounted to 19,851, of which 12,131 relates to WAE UK and 7,720 relates to WAE US. Such purchase price may be subject to adjustments based on the future performance of WAE and is payable to the sellers as follows:

1. Up-front payment: As of the closing date, the Company paid an aggregate consideration of 8,500 to the sellers.

2. First earn-out payment: On August 16, 2017, the Company paid an amount of 5,000 to the sellers.

3. Second earn-out payment: Not later than August 20, 2018, the amount of 5,000, provided that such amount shall be reduced in proportion to the percentage of targets achievement by WAE during the period commencing on June 1, 2017 and ending on May 31, 2018. However, the Company and the sellers of WAE have entered into discussions concerning circumstances that may have impacted the calculation of targets on the base of which the final amount of Year 2 Deferred Consideration should have been calculated. For that reason, in July, 2018, the Company and the sellers of WAE signed a final settlement in order to avoid future claims on this matter. As of December 31, 2018, the Company recognized a loss arising from the settlement agreement that amounted to 1,038 and is disclosed as Other income, net. In July, 2018, the Company paid a total amount of 1,867.

Additionally, the Company shall pay to the sellers an amount of 575 in cash on the first earn-out payment date and/or the second earn-out payment date related to the corporation tax saved by WAE UK prior to such date as a result of any deduction obtained under income tax law applicable to United to Kingdom attributable to the exercise of the stock options plan granted by WAE UK to the option holders. This amount is considered by the Company as part of the consideration amount. On October 2017, the Company paid 436 in cash related to the corporation tax saved to be reimbursed to the sellers.

Finally, as part of the total consideration the Company computed the working capital adjustment defined in the SPA. Total adjustment amounted to 1,357.

Acquisition-related charges amounting to 515 have been excluded from the consideration transferred and have been recognized as an expense in profit or loss in the current year, within the Professional services line item.

The fair value of the consideration transferred for WAE acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	8,500
Working capital adjustment	1,352
Installment payment	551	(a)
Contingent consideration	9,448	(a)
Total consideration	19,851

(a) As of December 31, 2017 included 924 as Other financial liabilities current, related to Year 1 Deferred Consideration payment. As of December 31, 2018, the consideration was fully settled.

24.5 Acquisition of Difier

On November 14, 2016, the Company entered into a Stock Purchase Agreement ("SPA") with 3Cinteractive corp. ("3C") to purchase the 100% of the capital stock of Difier S.A., a Uruguayan company ("Difier"). Difier is engaged in the business of providing information technology services to 3C, who has been and remains the only customer of Difier.

The aggregate purchase price under the SPA amounted to 25 and was paid as of the closing date. Jointly with this SPA, the Company signed with 3C a consulting services agreement representing a customer relationship, to provide software services in the United States and other jurisdictions for the following four years. The fair value of this agreement was recognized as an intangible asset as of the date of acquisition for an amount of 652, which originated a gain for a bargain business combination of 225 included in "Other income, net" as of December 31, 2016.

Acquisition related expenses were not material and were recognized directly as expense.

24.6 Acquisition of L4

On November 14, 2016 ("closing date"), Globant LLC acquired 100% of shares of L4 Mobile, LLC ("L4"), a limited liability company organized and existing under the laws of the State of Washington, United States. L4 offers the digital product consulting, design, development and quality assurance services necessary to build and manage robust digital products. Total headcount of L4 was 90 employees with operations in United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of L4.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,388.

On January 30, 2018, the Company signed an amendment to the SPA. Considering this amendment, purchase price may be subject to adjustments based on the future performance of L4 and is payable to the seller as follows:

Up-front payment: As of the closing date, the Company paid an aggregate consideration of 11,000 to the seller.

1.	First earn-out payment: On February 15, 2017, the Company paid an aggregate consideration of 990 to the sellers.

2.	Second earn-out payment: On February 15, 2018, the Company paid an aggregate consideration of 1,850.

3.
Third and forth earn-out payment: Not later than February 15, 2019, the amount of 1,160, provided that such amount shall be reduced in proportion to the percentage of targets achievement by L4 during the period commencing on January 1, 2018 and ending on December 31, 2018. Not later than February 15, 2020, the amount of 1,160, provided that such amount shall be reduced in proportion to the percentage of targets achievement by L4 during the period commencing on January 1, 2019 and ending on December 31, 2019. However, as of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to these earn-outs, considering the non achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair amounted to 1,848 and is disclosed as Other income, net.

The fair value of the consideration transferred for L4 acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	11,000
Working capital adjustment	817	(a)
Contingent consideration	8,571	(a)
Total consideration	20,388

(a) As of December 31, 2017 included 1,845 as Other financial liabilities current and 1,803 as Other financial liabilities non-current. As of December 31, 2018, the fair value of the contingent consideration was zero.

Acquisition related expenses were not material and were recognized directly as expense.

24.7 Acquisition of Ratio

On February 28, 2017, Globant LLC acquired 100% of shares of Ratio Cypress, LLC ("Ratio"), a limited liability company organized and existing under the laws of the State of Washington, United States. Ratio offers design, development and quality assurance services necessary to build and manage robust digital products and video streaming solutions for major media companies. Total headcount of Ratio was 45 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Ratio.

The aggregate purchase price under the Stock Purchase Agreement ("SPA"), amended on March 2, 2018, amounted to 9,529. Such purchase price may be subject to adjustments based on the future performance of Ratio and is payable to the seller as follows:

1.	Up-front payment: As of the closing date, the Company paid an aggregate consideration of 5,800 to the seller.

2.	First earn-out payment: On February 15, 2018, the Company paid the aggregate consideration 1,669 to the sellers.

3.	Second earn-out payment: On February 15, 2019, the Company paid the aggregate consideration of 2,019, to the sellers.

4.
Third earn-out payment: Not later than February 15, 2020, the amount of 865, considering the targets achievement by Ratio during the period commencing on January 1, 2019 and ending on December 31, 2019.

The fair value of the consideration transferred for Ratio acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	5,800
Working capital adjustment	(97)
Contingent consideration	3,826	(a)
Total consideration	9,529

(a)
As of December 31, 2018 included 1,992 and 851 as Other financial liabilities current and non-current, respectively. As of December 31, 2017 included 1,666 and 2,216 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense for each period.

24.8 Acquisition of PointSource

On June 1, 2017, Globant LLC acquired 100% of shares of PointSource, LLC ("PointSource"), a limited liability company organized and existing under the laws of the State of Florida, United States. PointSource offers digital solutions to its customers which include design, digital strategy, development and marketing services. Total headcount of PointSource was 97 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PointSource.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 28,629.

On May, 2018, the Company signed an amendment to the SPA, pursuant to which a new fixed-payment was established, in replacement of previous payment subject to targets achievements.The amended purchase price is payable to the seller as follows:

1.	Up-front payment: The Company paid the first payment of 15,500 in two installments:

a.	As of the closing date, the Company paid an aggregate consideration of 3,100 to the seller.

b.	On June 7, 2017, the Company paid the second portion of the first payment for a total amount of 12,400.

2.	First earn-out payment: On February 22, 2018, the Company paid the aggregate consideration of 2,206 to the sellers.

3.	Second earn-out payment: On February 28, 2019, the Company paid the aggregate consideration of 750 to the sellers.

4.
Third earn-out payment: Not later than February 29, 2020, the fixed-amount of 1,450 and 1,198 subject to the achievement of targets during the period commencing on January 1, 2019 and ending on December 31, 2019.

Additionally, as part of the total consideration the Company computed the working capital adjustment for a total amount of 3,756.

Equity purchase agreement

On June 1, 2017, the Company signed an equity purchase agreement to have the option to acquire the 100% of the shares of PointSource Limited Liability Company (PS Belarus), a company established in accordance with the laws of the Republic of Belarus and totally owned by Christopher L. Hugill, Chief Executive Officer (CEO) of PointSource.

Additionally, PointSource and PS Belarus are parties in a subcontractor agreement, dated as of July 1, 2015, pursuant to which PS Belarus performs services to PointSource as an independent contractor. Considering that the Company owned 100% of PointSource which is the only customer of PS Belarus and that the CEO of PointSource is the wholly-owned shareholder of PS Belarus, the Company concluded that has the control over PS Belarus and has to consolidated in 100% as the following factors are met:
(a) PointSource has power over PS Belarus;
(b) PointSource has the ability to use its power over PS Belarus to affect the amounts of its return as it is the only customer.

The fair value of the consideration transferred for PointSource acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	15,500
Working capital adjustment	3,756
Contingent consideration	9,373	(a)
Total consideration	28,629

(a)
As of December 31, 2018 included 746 and 1,040 as Other financial liabilities current and non-current, respectively. As of December 31, 2017, included 2,200 and 7,261 as Other financial liabilities current and non-current, respectively.

Acquisition related expenses were not material and were recognized directly as expense for each period.

24.9 Acquisition of Small Footprint

On August 20, 2018, Globant España S.A. (sociedad unipersonal) and Globant LLC signed a pre-closing Asset Purchase Agreement (“APA”) with Small Footprint Inc., a corporation organized and existing under the laws of the State of North Carolina, United States, pursuant to which Globant España acquired 100% of shares of Small Footprint S.R.L., a limited liability company organized and existing under the laws of Romania, and Globant LLC acquired the assets and properties used or held for use in connection with the business of Small Footprint Inc. Both transactions were treated as a single business combination according to IFRS 3. The closing date took place on October 15, 2018, which is the date the Company acquired control over Small Footprint.
The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Small Footprint.

The aggregate purchase price under the APA amounted to 7,397. Such purchase price may be subject to adjustments based on the future performance of Small Footprint and is payable to the seller as follows:

1.	Up-front payment: As of the closing date, the Company paid an aggregate consideration of 4,331 to the seller.

2.	First earn-out payment: On March 1, 2019, the Company paid the aggregate consideration of 3,066 to the sellers.

3.
Second earn-out payment: Not later than February 15, 2020, the amount of 2,110 considering the billable headcount target achievement by Small Footprint during the period commencing on January 1, 2019 and ending on December 31, 2019, which was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

4.
Third earn-out payment: Not later than February 15, 2021, the amount of 1,610 considering the billable headcount target achievement by Small Footprint during the period commencing on January 1, 2020 and ending on December 31, 2020 which was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

The fair value of the consideration transferred for Small Footprint acquisition at the acquisition date was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	3,840
Working capital adjustment	488
Contingent consideration	3,029
Total consideration	7,357

Acquisition related expenses were not material and were recognized directly as expense for each period.

24.10 Outstanding balances

Outstanding balances of financial liabilities related to the abovementioned acquisitions as of December 31, 2018 and 2017 are as follows:

	As of December 31, 2018		As of December 31, 2017
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Huddle Group	—	—	110	—
Clarice	3,127	1,527	3,119	4,497
Subscription agreement	400	—	800	—
Put option on minority interest of Dynaflows	—	—	—	2,797
WAE	—	—	924	—
L4	—	—	1,845	1,803
Ratio	1,992	851	1,666	2,216
PointSource	746	1,040	2,200	7,261
Small Footprint	3,070	—	—	—
Total	9,335	3,418	10,664	18,574

The significant inputs are disclosed in note 28.9.1.

24.11 Purchase Price Allocation

As of December 31, 2018 and 2017, fair values of the assets acquired, liabilities assumed and goodwill or bargain gain determined at the date of acquisition in the business combinations are as follows:

	2018 acquisitions	2017 acquisitions
Current Assets
Cash and cash equivalents	191	2,151
Investments	—	5
Trade receivables	1,066	3,170
Other receivables	45	2,893

Non current assets
Property and equipment	48	192
Intangibles	173	524
Other receivables	—	151
Goodwill (1)	6,244	33,699

Current liabilities
Trade and other payables	—	(3,310)
Tax liabilities	—	(22)
Payroll and social security	—	(1,295)
Other liabilities	(410)	—

Total consideration	7,357	38,158

(1)	As of December 31, 2018, 6,244 is not deductible for tax purposes. As of December 31, 2017, 33,699, is deductible for tax purposes.

Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, customer relationships, future market development and the assembled workforce of acquired companies. Only the customer contracts are recognized as intangible, in the acquisitions of Pointsource and Smallfootprint. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The fair values of the receivables acquired do not differ from their gross contractual amount.

Acquisition related expenses were not material and were recognized directly as expense for each period.

24.12 Impact of acquisitions on the results of the Company

The net income for the year ended December 31, 2016 includes 2,312 attributable to the business generated by WAE. Revenue for the year ended December 31, 2016 includes 7,475 related to the business of that company. Had the business combination been effected at January 1, 2016, the consolidated revenue of the Company would have been 326,175 and the net profit for the year ended December 31, 2016 would have been 35,739.

The net income for the year ended December 31, 2016 includes a loss of 7 attributable to the business generated by Difier. Revenue for the year ended December 31, 2016 includes 444 related to the business of that company. Had the business combination been effected at January 1, 2016, the consolidated revenue of the Company would have been 324,229 and the net profit for the year ended December 31, 2016 would have been 36,095.

The net income for the year ended December 31, 2016 includes a gain of 823 attributable to the business generated by L4. Revenue for the year ended December 31, 2016 includes 3,422 related to the business of that company. Had the business combination been effected at January 1, 2016, the consolidated revenue of the Company would have been 335,307 and the net profit for the year ended December 31, 2016 would have been 37,014.

Had the three business combinations made in 2016, as described above, been performed on January 1, 2016, the consolidated revenue of the Company would have been 339,999 and the net profit for the year ended December 31, 2016 would have been 35,354.

Directors consider these "pro-forma" numbers to represent an approximate measure of the performance of the Company on an annualized basis and to provide a reference point for comparison in future periods.

The net income for the year ended December 31, 2017 includes a gain of 812 and 383 attributable to the business generated by Ratio and Pointsource, respectively, determined based on the information available as of June 30, 2017. Revenue for the year ended December 31, 2017 includes 4,188 and 2,108 related to the business of Ratio and Pointsource, respectively, computed also with the information available as of June 30, 2017. Since then, the business of the two entities were fully integrated within the business of our subsidiary Globant LLC; furthermore, during the last semester of 2017 both entities were formally merged into our subsidiary Globant LLC. Consequently, it has not been possible to determine a reasonable estimate of the total amounts related to the revenue and net income attributable to the separate businesses of Ratio and Pointsource for the full year included in the consolidated income for the year ended December 31, 2017.

As explained in note 24.9, on October 15, 2018, the Company purchased the assets of Small Footprint Inc. and the shares of Small Footprint S.R.L. From the acquisition date and onwards, the business of Small Footprint Inc. was fully integrated within the business of the Company's subsidiary Globant LLC. Consequently, it has not been possible to determine a reasonable estimate of the total amounts related to the net income attributable to the separate business of Small Footprint as of December 31, 2018. Had the business combination been effected at January 1, 2018, the consolidated revenue of the Company would have been 523,114 and the net profit for the year ended December 31, 2018 would have been 52,910.